UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 9/30/2016

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.2%

Consumer Discretionary – 14.0%
Auto Components - 2.9%
Drew Industries [1,2]	17,700	$1,734,954
Fox Factory Holding [3]	27,500	631,675
Motorcar Parts of America [3]	80,700	2,322,546
Sebang Global Battery	50,500	1,699,185
Standard Motor Products	71,360	3,408,153
Unique Fabricating	3,500	42,840

		9,839,353

Distributors - 0.9%
Fenix Parts [3]	422,300	1,672,308
Weyco Group	56,600	1,520,842

		3,193,150

Diversified Consumer Services - 1.5%
American Public Education [3]	73,200	1,450,092
Collectors Universe	116,100	2,151,333
Liberty Tax Cl. A [2]	98,900	1,263,942
Universal Technical Institute	270,000	480,600

		5,345,967

Hotels, Restaurants & Leisure - 1.1%
Century Casinos [3]	222,500	1,537,475
Lindblad Expeditions Holdings [3]	234,000	2,106,000

		3,643,475

Household Durables - 2.6%
Cavco Industries [1,2,3]	19,291	1,910,773
Ethan Allen Interiors [2]	45,200	1,413,404
Flexsteel Industries [2]	16,500	853,380
iRobot Corporation [2,3]	15,000	659,700
Lifetime Brands [2]	124,294	1,672,997
Stanley Furniture	193,468	346,308
Universal Electronics [3]	15,100	1,124,346
ZAGG [3]	110,000	891,000

		8,871,908

Internet & Direct Marketing Retail - 0.8%
Blue Nile [1,2]	37,900	1,304,518
FTD Companies [3]	67,200	1,382,304

		2,686,822

Leisure Products - 1.2%
Black Diamond [3]	195,926	1,007,060
Nautilus [3]	111,200	2,526,464
Smith & Wesson Holding Corporation [2,3]	22,400	595,616
Sturm, Ruger & Co.	600	34,656

		4,163,796

Media - 0.6%
McClatchy Company (The) Cl. A [3]	69,313	1,118,019
New Media Investment Group	66,200	1,026,100

		2,144,119

Specialty Retail - 1.1%
Destination Maternity	228,200	1,615,656
Haverty Furniture	32,600	653,304
Kirkland’s [3]	11,000	133,980
MarineMax [3]	5,400	113,130
Shoe Carnival [2]	21,028	560,606
Stage Stores [2]	15,000	84,150
TravelCenters of America LLC [3]	5,400	38,664
West Marine [3]	86,000	711,220

		3,910,710

Textiles, Apparel & Luxury Goods - 1.3%
Crown Crafts	104,059	1,052,037
Culp	32,900	979,433
J.G. Boswell Company [4]	2,490	1,593,600
YGM Trading	1,482,000	787,200

		4,412,270

Total		48,211,570

Consumer Staples – 2.5%
Beverages - 0.2%
Crimson Wine Group [3,4]	58,124	503,354

Food Products - 2.3%
Farmer Bros. [1,2,3]	49,100	1,745,505
John B. Sanfilippo & Son	19,000	975,270
Landec Corporation [3]	75,610	1,013,930
Seneca Foods Cl. A [3]	35,400	999,696
Seneca Foods Cl. B [3]	42,500	1,555,500
SunOpta [3]	207,981	1,468,346
Waterloo Investment Holdings [3,5]	806,207	241,862

		8,000,109

Total		8,503,463

Energy – 5.1%
Energy Equipment & Services - 2.1%
Aspen Aerogels [3]	94,985	566,111
Canadian Energy Services & Technology	25,000	98,899
CARBO Ceramics [3]	39,000	426,660
Dawson Geophysical [3]	73,654	561,980
Era Group [3]	307,409	2,474,642
Geospace Technologies [2,3]	9,500	185,060
Matrix Service [2,3]	52,000	975,520
Newpark Resources [3]	11,200	82,432
North American Energy Partners	50,000	125,000
Pioneer Energy Services [2,3]	57,500	232,300
TerraVest Capital	84,000	477,000
Tesco Corporation [2,3]	58,000	473,280
Unit Corporation [3]	31,000	576,600

		7,255,484

Oil, Gas & Consumable Fuels - 3.0%
Ardmore Shipping	52,700	371,008
Cross Timbers Royalty Trust	67,631	1,238,324
Dorchester Minerals L.P.	106,127	1,635,417
Dorian LPG [3]	50,000	300,000
Hugoton Royalty Trust	287,574	678,675
Panhandle Oil & Gas Cl. A	5,500	96,415
Permian Basin Royalty Trust	266,333	1,856,341
Sabine Royalty Trust	59,548	2,188,984
San Juan Basin Royalty Trust	203,407	1,200,101
StealthGas [3]	220,085	761,494

		10,326,759

Total		17,582,243

Financials – 12.2%
Banks - 2.0%
Bank of N.T. Butterfield & Son	43,810	1,084,736
Blue Hills Bancorp	50,000	751,000
Bryn Mawr Bank	25,000	799,750
Caribbean Investment Holdings [3]	735,647	76,281
Chemung Financial	31,000	898,690
Fauquier Bankshares	133,200	1,930,068
Live Oak Bancshares	30,900	445,578
Peapack-Gladstone Financial	45,606	1,022,030

		7,008,133

Capital Markets - 8.2%
ASA Gold and Precious Metals	171,150	2,531,309
Cowen Group [3]	100,000	363,000
Diamond Hill Investment Group [2]	4,479	827,674
Dundee Corporation Cl. A [3]	413,200	2,125,919
EQT Holdings	43,150	649,671
Fiera Capital Cl. A	78,000	725,333
GAIN Capital Holdings	25,000	154,500
INTL FCStone [2,3]	41,727	1,621,094
JZ Capital Partners	247,999	1,552,327
Manning & Napier Cl. A	136,600	968,494
Medley Management Cl. A	153,400	1,290,094
MVC Capital [1,2]	360,300	2,986,887
OHA Investment	204,620	642,507
Queen City Investments [4]	948	1,092,096
Silvercrest Asset Management Group Cl. A	203,300	2,413,171
Sprott	1,414,533	2,609,223
U.S. Global Investors Cl. A	646,254	1,189,107
Urbana Corporation	237,600	400,241
Value Line	146,660	2,381,758
Warsaw Stock Exchange	52,900	517,547
Westwood Holdings Group [2]	12,400	658,564
ZAIS Group Holdings Cl. A [1,2,3]	262,960	604,808

		28,305,324

Consumer Finance - 0.7%
EZCORP Cl. A [1,2,3]	201,000	2,223,060
J.G. Wentworth Company Cl. A [3,4]	135,000	44,550

		2,267,610

Diversified Financial Services - 0.6%
Banca Finnat Euramerica	860,000	300,356
PICO Holdings [1,2,3]	147,100	1,734,309

		2,034,665

Insurance - 0.7%
Hallmark Financial Services [3]	114,000	1,173,060
State Auto Financial [2]	59,264	1,411,076

		2,584,136

Total		42,199,868

Health Care – 14.4%
Biotechnology - 4.4%
Abeona Therapeutics [3]	374,821	2,248,926
Adverum Biotechnologies [3]	92,346	379,542
Aquinox Pharmaceuticals [1,2,3]	162,622	2,172,630
ARIAD Pharmaceuticals [1,2,3]	76,102	1,041,836
BioCryst Pharmaceuticals [3]	160,000	705,600
Invitae Corporation [3]	156,412	1,370,169
Keryx Biopharmaceuticals [3]	157,725	837,520
Kindred Biosciences [3]	148,000	735,560
Progenics Pharmaceuticals [3]	6,500	41,145
Sangamo BioSciences [3]	191,785	887,964
Stemline Therapeutics [3]	78,679	852,094
Zafgen [3]	504,075	1,668,488
Zealand Pharma [3]	143,600	2,141,898

		15,083,372

Health Care Equipment & Supplies - 5.8%
Analogic Corporation	18,200	1,612,520
AngioDynamics [2,3]	36,061	632,510
Antares Pharma [3]	406,900	683,592
Atrion Corporation [1,2]	6,914	2,949,512
Cerus Corporation [1,2,3]	140,000	869,400
Derma Sciences [3]	177,100	827,057
Exactech [1,2,3]	112,300	3,035,469
Inogen [3]	5,400	323,460
Invacare Corporation [2]	44,300	494,831
STRATEC Biomedical	14,000	806,851
Surmodics [3]	130,492	3,926,504
Syneron Medical [3]	69,200	495,472
TearLab Corporation [3]	85,000	55,250
Trinity Biotech ADR Cl. A [3]	100,500	1,328,610
Utah Medical Products	36,200	2,164,760

		20,205,798

Health Care Providers & Services - 2.6%
Aceto Corporation	79,600	1,511,604
BioTelemetry [3]	49,700	922,929
Cross Country Healthcare [3]	157,100	1,850,638
Landauer	31,800	1,414,464
National Research Cl. A	40,033	652,138
PharMerica Corporation [3]	40,000	1,122,800
Psychemedics Corporation	37,500	744,000
U.S. Physical Therapy	10,000	627,000

		8,845,573

Health Care Technology - 0.2%
Connecture [3]	20,000	37,600
Vocera Communications [3]	33,100	559,390

		596,990

Pharmaceuticals - 1.4%
Agile Therapeutics [2,3]	80,000	558,400
Lipocine [3]	355,404	1,585,102
Theravance Biopharma [3]	74,509	2,700,206

		4,843,708

Total		49,575,441

Industrials – 17.8%
Aerospace & Defense - 0.7%
Astronics Corporation [3]	4,400	198,220
CPI Aerostructures [3]	9,500	65,170
FLYHT Aerospace Solutions [3]	1,916,800	306,817
Innovative Solutions and Support [3]	142,828	454,193
Mercury Systems [3]	31,400	771,498
SIFCO Industries [3]	45,800	459,832

		2,255,730

Building Products - 1.5%
Burnham Holdings Cl. A [4]	117,000	1,977,300
DIRTT Environmental Solutions [3]	96,000	364,404
Insteel Industries	47,100	1,706,904
Patrick Industries [3]	16,900	1,046,448

		5,095,056

Commercial Services & Supplies - 2.0%
Atento [3]	237,901	2,017,400
CompX International Cl. A	107,500	1,244,850
Heritage-Crystal Clean [1,2,3]	241,677	3,209,471
Team [2,3]	17,500	572,425

		7,044,146

Construction & Engineering - 2.6%
Ameresco Cl. A [3]	261,900	1,377,594
IES Holdings [3]	278,504	4,954,586
Layne Christensen [2,3]	50,000	425,500
Northwest Pipe [3]	108,600	1,282,566
NV5 Global [3]	31,800	1,027,458

		9,067,704

Electrical Equipment - 1.1%
Encore Wire [2]	4,100	150,757
LSI Industries	143,012	1,606,025
Orion Energy Systems [3]	170,000	226,100
Powell Industries	21,400	857,070
Power Solutions International [2,3]	7,100	72,775
Preformed Line Products	20,743	874,732

		3,787,459

Industrial Conglomerates - 0.8%
Raven Industries [2]	117,159	2,698,172

Machinery - 6.2%
Chart Industries [3]	1,100	36,113
CIRCOR International [2]	26,100	1,554,516
Columbus McKinnon	5,300	94,552
Eastern Company (The)	39,750	796,192
Foster (L.B.) Company [2]	99,300	1,192,593
FreightCar America	32,000	460,160
Graham Corporation [2]	81,150	1,549,965
Hurco Companies	36,866	1,034,829
Kadant	57,700	3,006,747
Lindsay Corporation	24,400	1,805,112
Luxfer Holdings ADR	59,712	692,062
Lydall [3]	4,900	250,537
NN	53,600	978,200
Pfeiffer Vacuum Technology	6,000	570,167
Sun Hydraulics	86,900	2,804,263
Tennant Company	36,600	2,371,680
Titan International	198,000	2,003,760
Twin Disc [3]	11,700	140,166

		21,341,614

Marine - 0.4%
Clarkson	47,100	1,277,871

Professional Services - 1.5%
Acacia Research [2,3]	190,000	1,238,800
CBIZ [3]	47,000	525,930
Franklin Covey [3]	40,100	714,181
GP Strategies [3]	7,600	187,112
Heidrick & Struggles International	46,300	858,865
Kforce [2]	4,700	96,303
Navigant Consulting [3]	5,100	103,122
Resources Connection	17,400	259,956
RPX Corporation [3]	100,000	1,069,000

		5,053,269

Road & Rail - 0.5%
Marten Transport	3,300	69,300
Patriot Transportation Holding [2,3]	29,460	626,025
Universal Logistics Holdings [1,2]	77,600	1,041,392

		1,736,717

Trading Companies & Distributors - 0.5%
Central Steel & Wire [4]	788	323,080
Houston Wire & Cable	249,918	1,546,992

		1,870,072

Total		61,227,810

Information Technology – 20.3%
Communications Equipment - 1.6%
ADTRAN	27,500	526,350
Applied Optoelectronics [2,3]	8,800	195,448
Bel Fuse Cl. A	67,705	1,364,256
CalAmp Corporation [3]	3,100	43,245
Clearfield [3]	61,300	1,152,440
Harmonic [3]	147,000	871,710
KVH Industries [3]	800	7,048
Oclaro [3]	120,800	1,032,840
PCTEL	34,100	180,389
Sandvine Corporation	35,200	78,344

		5,452,070

Electronic Equipment, Instruments & Components - 5.8%
Agilysys [2,3]	170,587	1,896,927
ePlus [3]	2,700	254,907
Fabrinet [3]	2,200	98,098
FARO Technologies [1,2,3]	81,700	2,937,115
HollySys Automation Technologies [3]	49,200	1,090,764
Inficon Holding	3,420	1,308,907
LRAD Corporation	853,456	1,595,963
Mesa Laboratories [1,2]	22,700	2,595,972
NetList [3]	63,600	78,864
Novanta [3]	41,400	718,290
Orbotech [1,2,3]	102,800	3,043,908
PC Connection	43,716	1,154,977
Perceptron [3]	8,500	57,120
Richardson Electronics	316,900	2,148,582
Rogers Corporation [2,3]	1,600	97,728
Systemax [2]	41,662	329,963
Vishay Precision Group [3]	41,708	668,579

		20,076,664

Internet Software & Services - 3.9%
Actua Corporation [3]	158,751	2,055,825
Care.com [1,2,3]	231,487	2,305,611
comScore [3]	81,905	2,511,207
IZEA [3]	65,170	382,548
QuinStreet [3]	613,100	1,851,562
RealNetworks [3]	204,000	909,840
Reis	25,000	511,500
Solium Capital [3]	245,700	1,374,624
Stamps.com [3]	11,700	1,105,767
Support.com [3]	516,800	434,112

		13,442,596

IT Services - 1.1%
Computer Task Group [2]	200,538	942,529
Hackett Group (The)	55,500	916,860
Innodata [3]	437,275	1,075,696
MoneyGram International [3]	120,003	852,021

		3,787,106

Semiconductors & Semiconductor Equipment - 4.4%
Amtech Systems [1,2,3]	160,284	795,009
Applied Micro Circuits [3]	97,917	680,523
Brooks Automation	131,200	1,785,632
Daqo New Energy ADR [3]	34,900	739,880
FormFactor [3]	22,869	248,129
Intermolecular [3]	240,000	238,080
IXYS Corporation	18,800	226,540
Kopin Corporation [3]	242,200	527,996
Kulicke & Soffa Industries [3]	88,000	1,137,840
MoSys [2,3]	684,275	513,206
Nanometrics [3]	67,300	1,503,482
Nova Measuring Instruments [3]	140,100	1,655,982
PDF Solutions [3]	25,000	454,250
Photronics [3]	189,700	1,955,807
Sigma Designs [3]	89,000	693,310
Silicon Motion Technology ADR	28,400	1,470,836
Ultra Clean Holdings [3]	57,000	422,370
Xcerra Corporation [3]	20,900	126,654

		15,175,526

Software - 2.4%
American Software Cl. A	120,352	1,335,907
BSQUARE Corporation [3]	83,675	411,681
Computer Modelling Group	337,700	2,525,125
Model N [3]	136,693	1,518,659
Monotype Imaging Holdings	15,000	331,650
PSI	34,000	506,067
Rubicon Project [3]	92,200	763,416
SeaChange International [3]	284,200	849,758

		8,242,263

Technology Hardware, Storage & Peripherals - 1.1%
Intevac [3]	379,300	2,237,870
Kortek	135,007	1,546,919

		3,784,789

Total		69,961,014

Materials – 6.3%
Chemicals - 1.6%
Balchem Corporation	11,775	912,916
FutureFuel Corporation	85,262	961,755
Quaker Chemical [2]	26,000	2,754,180
Trecora Resources [3]	86,600	988,972

		5,617,823

Construction Materials - 0.8%
Ash Grove Cement [4]	8,000	1,928,000
Monarch Cement [4]	16,303	586,908
U.S. Concrete [3]	2,600	119,769

		2,634,677

Containers & Packaging - 0.3%
UFP Technologies [3]	36,445	965,793

Metals & Mining - 3.6%
Alamos Gold Cl. A	186,044	1,531,518
AMG Advanced Metallurgical Group	5,000	104,640
Ampco-Pittsburgh	79,002	876,132
Comstock Mining [3]	1,875,000	684,375
Exeter Resource [3]	1,195,400	1,506,204
Haynes International [2]	25,000	927,750
Imdex [3]	525,666	236,061
MAG Silver [3]	74,050	1,116,674
Major Drilling Group International [3]	706,757	3,420,791
Olympic Steel	35,000	773,500
Pretium Resources [3]	80,000	821,373
Universal Stainless & Alloy Products [3]	11,600	121,684
Victoria Gold [3]	890,000	427,379

		12,548,081

Total		21,766,374

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
BRT Realty Trust [3]	230,331	1,847,255

Real Estate Management & Development - 3.1%
AV Homes [3]	83,500	1,389,440
Forestar Group [2,3]	53,000	620,630
FRP Holdings [1,2,3]	60,000	1,864,200
Griffin Industrial Realty	44,107	1,397,751
Hopefluent Group Holdings	1,400,000	418,948
Marcus & Millichap [3]	49,567	1,296,177
RMR Group Cl. A	25,600	971,264
Tejon Ranch [1,2,3]	115,162	2,800,740

		10,759,150

Total		12,606,405

Telecommunication Services – 0.1%
Diversified Telecommunication Services - 0.1%
ORBCOMM [3]	43,000	440,750

Total		440,750

Utilities – 0.2%
Gas Utilities - 0.1%
Shizuoka Gas	40,000	315,604

Independent Power & Renewable Electricity Producer - 0.1%
Alterra Power [3]	45,000	225,695

Total		541,299

Miscellaneous[6] – 4.6%
Total		16,042,723

TOTAL COMMON STOCKS
(Cost $320,780,874)		348,658,960

PREFERRED STOCK – 0.3%
Seneca Foods Conv. [3,4]	45,409	1,233,762

(Cost $578,719)		1,233,762

REPURCHASE AGREEMENT – 11.5%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $39,719,099 (collateralized
by obligations of various U.S. Government
Agencies, 2.00%-2.125% due 11/30/22-12/31/22,
valued at $40,515,450)
(Cost $39,719,000)		39,719,000

TOTAL INVESTMENTS – 113.0%
(Cost $361,078,593)		389,611,722

LIABILITIES LESS CASH
AND OTHER ASSETS – (13.0)%		(44,950,846)

NET ASSETS – 100.0%		$344,660,876

[1]	At September 30, 2016, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $40,953,478.
[2]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2016. Total market value of pledged securities at September 30, 2016, was $71,090,358.

[3]	Non-income producing.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
A security for which market quotations are not readily available represents 0.1%of net assets. This security has been valued at its fair value under procedures approved by the Fund’s Board of Directors. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[6]	Includes securities first acquired in 2016 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $362,666,246. At September 30, 2016, net unrealized appreciation for all securities was $26,945,476, consisting of aggregate gross unrealized appreciation of $78,940,934 and aggregate gross unrealized depreciation of $51,995,458. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$326,415,191	$22,001,907	$241,862	$348,658,960
Preferred Stocks	–	1,233,762	–	1,233,762
Cash Equivalents	–	39,719,000	–	39,719,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Fund recognizes transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2016, securities valued at $694,221 were transferred from Level 1 to Level 2 and securities valued at $787,200 were transferred from Level 2 to Level 1 within the fair value hierarchy.

Level 3 Reconciliation:
		Unrealized
	Balance as of 12/31/15	Gain (Loss)	Balance as of 9/30/16

Common Stocks	$225,738	$16,124	$241,862

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	9/30/16	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input[1]

		Discounted Present Value
Common Stocks	$241,862	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2016 is overnight and continuous.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of September 30, 2016, the Fund has outstanding borrowings of $45,000,000. During the period ended September 30, 2016, the Fund borrowed an average daily balance of $45,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Micro-Cap Trust, Inc.
Date: November 21, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 21, 2016